Statements of Cash Flows	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows

19. Statements of cash flows

(1) Cash generated from operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Profit for the year	~~W~~	31,386	~~W~~	13,314	~~W~~	587
Depreciation expense		545		375		340
Amortization expense		868		145		176
Bad debt expenses		151		74		1
Unrealized foreign currency loss		99		671		765
Loss on retirement and disposal of property and equipment		5		37		—
Impairment losses on intangible assets		623		230		5
Post-employment benefit expense		50		164		(19)
Income tax expense		3,053		1,144		3,240
Unrealized foreign currency gain		(81)		(288)		(269)
Interest income		(819)		(554)		(522)
Gain on disposal of property and equipment		(16)		(2)		(2)
Change in accounts receivables		(18,573)		(27,786)		(6,363)
Change in other receivables		406		12		(445)
Change in prepaid expenses		544		(1,390)		(186)
Change in other current assets		192		(400)		259
Change in other non-current assets		(1,137)		(449)		(825)
Change in accounts payables		27,319		35,046		1,709
Change in deferred revenue		(2,707)		1,980		1,304
Change in withholdings		580		1,239		11
Change in accrued expenses		(7)		187		(85)
Change in other current liabilities		(13)		68		(5)
Change in long-term deferred revenue		100		4,111		5,537
Change in other non-current liabilities		—		261		—
Total	~~W~~	42,571	~~W~~	28,189	~~W~~	5,213

(2) Significant non-cash transactions for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
	(In millions of Korean won)
Reclassification of other non-current assets to property and equipment	~~W~~	—	~~W~~	—	~~W~~	16
Reclassification of other non-current assets to intangible assets		—		12		9
Increase of accounts payables due to software purchasing		226		—		—